Shareholders’ Equity	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 10 - SHAREHOLDERS’ EQUITY

A.	Composition of shareholders’ equity:

	As of December 31, 2025		As of December 31, 2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary Shares of NIS 0.05 par value	222,000,000	15,529,854	222,000,000	15,518,794

The Ordinary Shares confer upon the holders thereof all rights accruing to a shareholder of the Company, as provided in the Company’s Amended and Restated Articles of Association (the “Articles”), including, without limitation, the right to receive notices of, and to attend, all general meetings, the right to vote thereat with each Ordinary Share held entitling the holder thereof to one vote at all general meetings (and written actions in lieu of meetings), the right to participate and share on a per share basis in any distribution and in distribution of surplus assets and funds of the Company in the event of a liquidation event, and certain other rights as may be expressly provided for in the Articles or under the Israeli Companies Law 5759-2999. All Ordinary Shares rank pari passu amongst themselves for all intents and purposes, including, without limitation, in relation to the amounts of capital paid or credited as paid on their nominal value.

B.	Completion of underwritten U.S. public offering

On February 27, 2023, the Company announced the pricing of its U.S. IPO of 1,950,000 Ordinary Shares at a public offering price of $4.00 per share, for aggregate gross proceeds of $7,800, prior to deducting underwriting discounts and other offering expenses. In addition, the Company granted to the underwriters (i) warrants to purchase up to 97,500 Ordinary Shares at an exercise price of $5.00 per Ordinary Share over a period of 5-years commencing August 26, 2023 (see also Note 10D1 below) and (ii) a 45-day option to purchase up to an additional 292,500 Ordinary Shares at the public offering price, which expired in April 2023 without being exercises. The Ordinary Shares began trading on the Nasdaq Capital Market under the ticker symbol “BMR” on February 28, 2023. The IPO closed on March 2, 2023.

Direct and incremental costs incurred related to the U.S. IPO amounted to $1,418 (including capitalized deferred offering costs amounted to $313).

In connection with the U.S. IPO, the following occurred -

1.	The holders of all shares with preferences over Ordinary Shares (i.e. Convertible Preferred Shares and Convertible Ordinary 1 and 2 Shares) voluntary effected a conversion of all such shares into 7,211,280 Ordinary Shares.

2.	The Company’s authorized share capital increased from 22,000,000 to 222,000,000.

3.	A reverse share split of all outstanding Ordinary Shares of the Company was effected at a ratio of 5:1 so that each 5 ordinary shares, nominal value NIS 0.01 per share, was consolidated into 1 Ordinary Share, nominal value NIS 0.05 per share, (the “Reverse Share Split”).

4.	Automatic conversion of all outstanding Convertible Advance Investment amounts in the nominal value of $3,657 to 1,142,856 Ordinary Shares at a conversion price of $3.2 which equals 80% of the public offering price in the U.S. IPO. As a result, in 2023, the Company recorded income amounting to $269 as result of changes in the fair value of the convertible advance investment (see Note 12 below).

5.	A down-round protection feature of certain warrants granted in previous years to commercial bank (SVB) was triggered by way of reduction of their exercise price from $5.12 to a price of $4.00, which represented the public offering price in the U.S. IPO. Such reduction was accounted for as deemed dividend estimated of $7 thousand, which was recorded as part of the additional paid-in capital versus increase of accumulated deficit. Regarding the effect of the loss per share, see also Note 2S above.

C.	Completion of underwritten U.S. public offering

On February 15, 2024, the Company completed an additional underwritten U.S. public offering pursuant to which the Company received aggregate gross proceeds of $12,000, before deducting underwriting discounts and offering expenses, for issuance of 1,714,200 Ordinary Shares at a public offering price of $7.00 per share. In addition, the Company granted the underwriter (i) a 45-day option to purchase up to an additional 257,100 Ordinary Shares to cover over-allotments at the public offering price to cover over-allotments and (ii) a warrant for the purchase of up to 98,565 Ordinary Shares, at an exercise price of $8.75 per Ordinary Share over a period of 5-years commencing August 10, 2024.

On February 13, 2024, the over-allotment option was fully exercised by the underwriter for additional aggregate gross proceeds of approximately $1,800, before deducting underwriting discounts.

Direct and incremental costs incurred related to the offering amounted to $1,514.

The offering closed on February 15, 2024.

D.	Cashless exercise of warrants

1.	During the year ended December 31, 2024, the Company issued 63,931 Ordinary Shares upon partial cashless exercises of warrants granted to the underwriter in the U.S. IPO. Following such exercise the remaining number of unexercised warrants, as of December 31, 2025 is 3,998 and their expiration date is August 26, 2028. (see also Note 10B above).

2.	During the year ended December 31, 2024, the Company issued 31,189 Ordinary Shares to IBI upon cashless exercise of Warrant Shares (see also Note 8 above).